EQUITY	12 Months Ended
Dec. 31, 2018
EQUITY
EQUITY

NOTE 33 - EQUITY

33.1 - Share Capital

The Share Capital of the Company as of December 31, 2018 and 2017, is R$ 31,305,331 and its shares have no face value. Preferred shares have no voting rights and are not convertible into common shares, however, they have priority in the reimbursement of capital and distribution of dividends at the annual rate of 8% for class “A” shares (subscribed until June 23, 1969) and 6% for class “B” shares (subscribed from June 24, 1969), calculated on the capital corresponding to each class of shares.

The Share Capital is represented by 1,352,634,100 book-entry shares, and is distributed, by main shareholders and types of shares, on December 31, 2018, as follows:

12/31/2018

	COMMON		PREFERENTIAL			TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Series A	%	Series B	%	QUANTITY	%
Union	554,395,652	51.00	—	—	1,544	0.00	554,397,196	40.99
BNDESPAR	141,757,951	13.04	—	—	18,691,102	7.04	160,449,053	11.86
BNDES	74,545,264	6.86	—	—	18,262,671	6.88	92,807,935	6.86
Banco Clássico	63,502,800	5.84	—	—	—	—	63,502,800	4.69
Fundos 3G Radar	749,800	0.07	—	—	42,626,500	16.06	43,376,300	3.21
American Depositary Receipts – ADR's	29,310,918	2.70	—	—	10,629,239	4.00	39,940,157	2.95
Other	222,787,912	20.49	146,920	100.00	175,225,827	66.01	398,160,659	29.44
	1,087,050,297	100.00	146,920	100.00	265,436,883	100.00	1,352,634,100	100.00

12/31/2017

	COMMON		PREFERENTIAL			TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Series A	%	Series B	%	QUANTITY	%
Union	554,395,652	51.00	—	—	1,544	0.00	554,397,196	40.99
BNDESPAR	141,757,951	13.04	—	—	18,691,102	7.04	160,449,053	11.86
BNDES	74,545,264	6.86	—	—	18,262,671	6.88	92,807,935	6.86
Banco Clássico	68,750,800	6.32	—	—	—	—	68,750,800	5.08
American Depositary Receipts – ADR's	27,781,555	2.56	—	—	14,470,255	5.45	42,251,810	3.12
Other	219,819,075	20.22	146,920	100.00	214,011,311	80.63	433,977,306	32.08
	1,087,050,297	100.00	146,920	100.00	265,436,883	100.00	1,352,634,100	100.00

Of the total of 493,757,410 shares in the hands of minority shareholders, 265,339,940, or 53.74%, are owned by non-resident investors, 149,216,978 being common shares, 28 class “A” preferred shares and 116,122,934 class “B” preferred shares.

Of the total shareholders that reside abroad, 31,789,818 common shares and 11,220,468 class “B” preferred shares are held in custody and tied to the American Depositary Receipts - ADRs program, which are traded on the New York Stock Exchange (NYSE).

33.2 - Capital Reserves

	12/31/2018	12/31/2017
Compensation for insufficient remuneration - CRC	6,779,931	6,779,931
Goodwill on the issue of shares	3,384,310	3,384,310
Special - Decree-Law No. 54,936/1964	387,418	387,418
Monetary adjustment of the opening balance sheet of 1978	309,655	309,655
Compulsory loan monetary adjustment - 1987	2,708,432	2,708,432
Donations and grants - FINOR, FINAM and others	297,424	297,424
	13,867,170	13,867,170

33.3 - Profit Reserves

	12/31/2018	12/31/2017
Retention of Profits (Article 196 - Law No. 6,404/1976)	5,947,331	713,802
Unrealized Profits (Article 197 - Law No. 6,404/1976)	—	386,375
Legal (Article 193 - Law No. 6,404/1976)	834,414	171,295
Statutory (Article 194 - Law No. 6,404/1976)	183,006	50,382
Statutory - Investments	6,631,189	—
Special Dividend Reserve	2,291,889	—
	15,887,829	1,321,854

33.4 - Dividend distribution policy

According to Eletrobras’ Bylaws, on the net income for the year:

i.	5% will be allocated, prior to any other allocation, to the legal reserve, up to the maximum limit set forth in the Brazilian Corporate Law, which is currently 20% of the share capital;
ii.	1% may be used to set up reserves for studies and projects of technical-economic feasibility of the electric energy sector, whose accumulated balance may not exceed 2% of paid-in share capital;
iii.	50% may be allocated to the investment reserve of concessionaires of public electric energy services, whose accumulated balance may not exceed 75% of the paid-in share capital; and
iv.	Up to 1% may be used to cover the provision of social assistance to the Company’s employees, subject to the limit of 1% of paid-in share capital.

Class “A” preferred shares will have priority in receiving the dividends distributed in each fiscal year, at the rate of 8% (eight percent) per annum over the capital relative to that type and class of shares, to be equally prorated among them.

Class “B” preferred shares, in turn, will have priority in receiving the dividends distributed in each fiscal year, at the rate of 6% per annum over the capital relative to that type and class of shares, to be equally prorated among them.

Preferred shares will participate, under equal conditions, with common shares in the distribution of the dividends distributed in each fiscal year, after having secured to common shares a dividend whose value is the lowest of those attributed to the preferred classes. Preferred shares are guaranteed the right to receive dividends distributed in the fiscal year for each share, at least 10% (ten percent) higher than that attributed to each common share in the respective fiscal year.

33.5 - Remuneration to Shareholders

I - Concerning the year

The Company’s bylaws establish as mandatory minimum dividend 25% of net income, adjusted in accordance with the corporate law, subject to the minimum remuneration for Class A and B preferred shares of 8% and 6%, respectively, of the nominal value of share capital related to these types and classes of shares, providing for the possibility of payment of interest on own capital.

Following the distribution of profits allocated to the minimum dividends, in accordance with the applicable legislation, as well as the total amount of the remuneration proposed to the shareholders, to be decided at the Annual General Meeting:

ELETROBRAS
Net income for the year	13,262,378
(-) Legal reserve (5% of net income)	(663,119)
(+) Realization of the revaluation reserve	22,434
(+) Unclaimed Remuneration to Shareholders - Expired	362
= Basis for the year	12,622,055
Compulsory Dividend 2018	3,155,514
Calculation of the realized share of net income for the year
Dividends to be paid in full in 2018
Mandatory dividend of 2018 (25% of the adjusted net income)	3,155,514
(+) Dividend realized from unrealized profits reserve	386,375
3,541,889
(-) Preferential minimum dividend	368,868
(-) Dividend for common shareholders	881,132
(-) Special reserve (Article 202, paragraph 5)	2,291,889
(=) Balance after distribution	—
Allocation of the residual result for the year
Outstanding balance for the 2018 fiscal year	9,466,541
(+) Adjustment of IFRS 9 and 15	2,525,081
(+) Adjustment of investees	5,721
Retained earnings to be allocated	11,997,342
(-) Constitution of a statutory reserve for investments (50% of the net income)	(6,631,189)
Constitution of a statutory reserve for studies and projects (1% of the net income)	(132,624)
Constitution of an unrealized profits reserve	—
Constitution of a profit retention reserve (Article 196, LSA)	(5,233,529)

In 2018 Eletrobras attributed remuneration to shareholders, in the form of dividends, in the amount of R$ 1,250,000, in accordance with the statutory provisions.

The proposed remuneration is subject to monetary restatement from January 1, 2018 until the date of the effective beginning of the payment, which date is to be decided by the Annual General Meeting, which will assess these Financial Statements and the proposal for allocation of the profits for this year.